Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Measurement of operating lease liabilities	$ 4,635	$ 3,910
Leases, description	The Company’s operating lease agreements have remaining lease terms ranging from 1 year to 10 years, including agreements with options to extend the leases for up to 5 years.
Weighted average remaining lease term	8 years 8 months 12 days
Weighted average discount rate	3.00%